Condensed Consolidated Statement of Cash Flows € in Thousands	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)
Cash flows used in operating activities
(Loss) for the period		€ (1,050,496)	€ (49,450)	€ (83,215)	€ (48,096)		€ (30,189)
Adjustments for:
Depreciation/Amortization		13,968	6,415	9,652	4,770		2,120
Impairment losses and write-offs		2,043	650	397	4,972		9,347
Net unrealised foreign exchange differences		(4,083)	(846)	40	105		(141)
Net finance interest		(3,680)	3,317	2,180	2,524		(94)
Employee share scheme		3,023		9,326
Change in fair value of warrants including intrinsic value of warrants redeemed		(105,838)
Listing expense		1,002,609
Fair value movement on employee loans including fair value charge for the new employee loans issued as of September 30, 2021		5,050
Reversal of difference between fair value and nominal value of loans repaid		(1,485)
Profit (Loss) on disposal of fixed assets		252			(542)
Profit from the cancellation of leases		(1,146)
Profit from the modification of lease				(1,036)	(64)
Deferred taxes				1,621	(65)		(1,108)
Tax income/(expense)		7,118	(3,199)	(19,423)	(6,864)		157
Cash flows used in operations before working capital changes		(132,665)	(43,113)	(80,458)	(43,260)		(19,908)
(Increase)/decrease in trade and other receivables		(45,860)	(4,616)	(4,545)	(4,803)		3,128
Increase/(decrease) in trade and other payables		29,294	6,178	9,736	9,317		(1,652)
(Increase) of inventory		(4,867)	(3,711)	(6,191)	(3,413)		(1,067)
Cash flows used in operations		(154,098)	(45,262)	(81,458)	(42,159)		(19,499)
Income tax and other taxes received/(paid)		6,466	4,555	4,108	6,973		(118)
Interest received		69	3	24	51		94
Net cash used in operating activities		(147,563)	(40,704)	(77,326)	(35,135)		(19,523)
Cash flows from investing activities
Acquisition of intangible assets		(125,111)	(51,394)
Acquisition of intangible assets and goodwill				(80,684)	(38,484)		(19,334)
Acquisition of property, plant and equipment		(28,981)	(7,832)	(9,844)	(6,054)		(3,182)
Grants received		275	775	1,067	844	[1]	0	[1]
Prepayments for tangible and intangible assets		(33,928)	(1,571)	(17,350)	(4,644)	[1]	(889)	[1]
Cash received on acquisition of entities, net of consideration paid			117	117	486
Proceeds from the sale of fixed assets			6	6
Loans granted					(490)		(2,509)
Net cash used in investing activities		(187,745)	(59,899)	(106,688)	(48,342)		(25,914)
Cash flows from financing activities
Contribution of Kinetik to the share premium of the Company without the issuance of any shares					81,911		41,052
Cash received from merger with CIIG		534,413
Issuance of shares to warrant holders		118,577
Cash paid for redemption of public warrants		(6)
Issuance of Preferred A shares			10,000	160,500	100,000
Proceeds from borrowings			2,406	12,396
Repayment of borrowings				(12,396)
Repayment of interest		(185)	(51)	(51)
Repayment of lease liabilities		(8,791)	(6,262)	(6,695)	(3,287)
Net cash from financing activities		644,008	6,093	153,754	178,624		41,052
Net increase/(decrease) in cash and cash equivalents		308,700	(94,510)	(30,260)	95,147		(4,385)
Cash and cash equivalents at January 1		67,080	96,644	96,644	1,053		5,476
Effects of movements in exchange rates on cash held		4,919	(980)	696	444		(38)
Cash and cash equivalents at the end of the period	€ 67,080	380,699	€ 1,154	67,080	€ 96,644		€ 1,053
Arrival Group [Member]
Cash flows used in operating activities
(Loss) for the period	(3,387)
Adjustments for:
Increase/(decrease) in trade and other payables	3,385
Net cash used in operating activities	(2)
Cash flows from financing activities
Capital increase	30
Net cash from financing activities	30
Net increase/(decrease) in cash and cash equivalents	28
Cash and cash equivalents at January 1		€ 28
Cash and cash equivalents at the end of the period	€ 28			€ 28

[1]	Restated to reflect reclassification of cash flows described in note 2